Offerings	Dec. 12, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2028
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	998.95
Maximum Aggregate Offering Price	$ 998,950,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,939.25
Offering Note
1
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No. 333-277512)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.900% Senior Notes due 2028
Amount of Registration Fee	$ 0
Offering Note
3	The Subsidiary Guarantors are subsidiaries of the Issuer and have guaranteed the 4.900% Senior Notes due 2028 and 5.050% Senior Notes due 2030 being issued.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Senior Notes due 2030
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	999.22
Maximum Aggregate Offering Price	$ 999,220,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,980.58
Offering Note
2	See Offering Note 1

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.050% Senior Notes due 2030
Amount of Registration Fee	$ 0
Offering Note
3	The Subsidiary Guarantors are subsidiaries of the Issuer and have guaranteed the 4.900% Senior Notes due 2028 and 5.050% Senior Notes due 2030 being issued.